Exhibit 99.1

Permanent Monthly Report

Date of Report: 11 Apr 2007	For period from 1 Mar 2007 to 31 Mar 2007

Mortgages Trust Determination Date	2 Apr 2007
Mortgages Trust Distribution Date	4 Apr 2007
Current Funding 1 Interest Period	12 Mar 2007 to 11 Jun 2007
Current Funding 2 Interest Period	16 Jan 2007 to 16 Apr 2007

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Halifax plc
Servicer	Halifax plc
Cash Manager	Halifax plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£45,792,812,937.08
Current Principal Balance	£43,841,899,914.54
Opening Trust Assets	£100.00
Total	£43,841,900,014.54

Funding 1 Issuer Notes outstanding (GBP)	£26,966,459,500.00
less Cash Accumulation Ledger balance	£484,000,000.00
less Funding 1 Principal Ledger balance	£1,836,218,000.00
less Principal Deficiency Ledger balance	£295,039.38
Funding 1 Share	£24,645,946,460.62
Funding 1 Share %	56.21658%

Seller Share	£9,348,385,552.61
Seller Share %	21.32144%
Minimum Seller Share	£2,199,588,490.33
Minimum Seller Share %	5.01709%

Number of loans in pool at start of period	599,783
Current number of loans in pool	579,736

Funding 2 Issuer Notes outstanding (GBP)	£9,847,880,000.00
less Cash Accumulation Ledger balance	£—
less Funding 2 Principal Ledger balance	£97,491.12
less Principal Deficiency Ledger balance	£214,707.57
Funding 2 Share	£9,847,567,901.31
Funding 2 Share %	22.46198%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 4 Apr 2007

Mortgages Trust Revenue Receipts	£209,105,583.91
Mortgages Trust Principal Receipts	£1,957,629,574.26
Total received by Mortgages Trustee	£2,166,735,158.17

Revenue distribution
Amounts due to the Servicer	£1,944,626.30
Other amounts due	£1,000.00
Paid to Permanent Funding (No. 1) Limited	£120,785,426.81
Paid to Permanent Funding (No. 2) Limited	£44,916,162.13
Paid to the Seller	£41,458,368.67
£209,105,583.91

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£1,835,458,152.03
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£122,171,422.23
£1,957,629,574.26

Master Issuer Distribution 16 Jan 2007

Master Issuer Revenue Receipts	£70,684,847.86
Master Issuer Principal Receipts	£—
Total received by Master Issuer	£70,684,847.86

Revenue distribution
Amounts due to Security Trustee	£—
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£238.53
Amounts due to Cash Manager	£337,295.24
Amounts due to Corporate Svcs Provider	£3,567.26
Amounts due Swap Provider re Class A notes	£51,162,227.34
Interest due on Class A notes	£14,362,704.52
Amounts due Swap Provider re Class B notes	£2,338,512.86
Interest due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£2,473,090.40
Interest due on Class C notes	£—
Retained by the Master Issuer	£7,211.71
£70,684,847.86

Principal distribution
Amounts due Swap Provider re Class A notes	£—
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£—
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£—
Principal due on Class C notes	£—

£—

Distribution to Master Issuer noteholders 15 Mar 2007

A distribution was made to the holders of the Issue 2006-1 series 1 class A notes by Citibank, N.A., as principal paying agent, on behalf of the Master Issuer.  Citibank, N.A. was paid, on behalf of the Master Issuer, by Deutsche Bank AG, as series 1 class A currency swap provider.

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.25%
Current HVR2 rate	6.55%
Current Flexible Variable rate	6.40%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.58416%

Arrears & Possessions

Months in arrears	Aggregate outstanding balance	% of Total	Aggregate amount of Arrears	Number of accounts	% of Total
Current - < 1 month	£42,736,454,084.10	97.48%	£2,219,183.96	568,103	97.99%
1 - < 2 months	£503,663,740.63	1.15%	£3,979,625.33	5,396	0.93%
2 - < 3 months	£162,557,136.96	0.37%	£2,550,324.29	1,783	0.31%
3 - < 6 months	£226,791,704.37	0.52%	£6,238,039.67	2,358	0.41%
6 - < 12 months	£152,489,540.97	0.35%	£7,942,896.19	1,530	0.26%
>= 12 months	£59,943,707.51	0.14%	£5,832,598.02	566	0.10%
Total	£43,841,899,914.54	100.00%	£28,762,667.46	579,736	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Brought forward	£21,629,451.04	0.05%	181	0.03%
Repossessed			41	0.01%
Sold			54	0.01%
Relinquished			—	0.00%
Carried forward	£18,841,806.29	0.04%	168	0.03%

Average time from possession to sale in days (this period)	93

A loan is identified as being in arrears where an amount equal to or greater than a full month's contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Period	Balance of accounts	Number of accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
March 2007	4.27%	40.80%	32.97%	33.44%
February 2007	2.68%	27.86%	29.98%	32.88%
January 2007	2.96%	30.26%	35.31%	33.23%

1-month annualised CPR is calculated as 1 - ( (1-R) ^ 12 )

3-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.

12-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
March 2007	0.36640%
February 2007	0.29087%
January 2007	0.35040%

Excess spread is calculated by deducting actual and estimated costs, including the weighted average margin on the notes, from the yield above.

Range of outstanding balances at end of period	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
£0 - £24,999.99	£1,378,898,885.84	3.15%	101,413	17.49%
£25,000 - £49,999.99	£5,236,357,892.75	11.94%	140,810	24.29%
£50,000 - £74,999.99	£6,814,635,031.15	15.54%	110,012	18.98%
£75,000 - £99,999.99	£6,954,721,376.48	15.86%	80,235	13.84%
£100,000 - £124,999.99	£6,001,121,773.64	13.69%	53,695	9.26%
£125,000 - £149,999.99	£4,695,412,876.28	10.71%	34,403	5.93%
£150,000 - £174,999.99	£3,285,944,912.64	7.49%	20,389	3.52%
£175,000 - £199,999.99	£2,324,634,056.23	5.30%	12,480	2.15%
£200,000 - £224,999.99	£1,715,981,543.15	3.91%	8,120	1.40%
£225,000 - £249,999.99	£1,252,211,323.17	2.86%	5,295	0.91%
£250,000 - £299,999.99	£1,577,221,122.09	3.60%	5,817	1.00%
£300,000 - £349,999.99	£1,041,911,024.12	2.38%	3,242	0.56%
£350,000 - £399,999.99	£666,285,866.16	1.52%	1,792	0.31%
£400,000 - £449,999.99	£531,662,217.01	1.21%	1,261	0.22%
£450,000 - £500,000	£354,522,288.65	0.81%	753	0.13%
>£500,000	£10,377,725.18	0.02%	19	0.00%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

The weighted average current balance is:	£128,001.32

Range of LTV ratios at origination*	Aggregate balance at Origination	% of Total	Number of accounts	% of Total
0% - 24.99%	£2,501,026,064.00	5.21%	66,960	11.55%
25% - 49.99%	£12,710,464,835.28	26.48%	195,417	33.71%
50% - 74.99%	£19,213,372,811.05	40.03%	189,777	32.74%
75% - 79.99%	£3,123,619,193.00	6.51%	26,631	4.59%
80% - 84.99%	£2,444,542,296.00	5.09%	21,368	3.69%
85% - 89.99%	£2,967,290,325.00	6.18%	25,932	4.47%
90% - 94.99%	£2,989,048,703.00	6.23%	28,883	4.98%
95% - 96.99%	£1,422,154,605.00	2.96%	16,849	2.91%
97%	£616,405,900.00	1.28%	7,901	1.36%
>97%	£4,059,630.00	0.01%	18	0.00%
Total	£47,991,984,362.33	100.00%	579,736	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is:	60.71%

Range of LTV ratios at end of reporting period*	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
0% - 24.99%	£4,958,084,352.96	11.31%	166,009	28.64%
25% - 49.99%	£15,588,923,928.59	35.56%	220,932	38.11%
50% - 74.99%	£16,886,278,601.82	38.52%	143,672	24.78%
75% - 79.99%	£2,535,937,498.22	5.78%	18,974	3.27%
80% - 84.99%	£2,173,601,223.12	4.96%	16,202	2.79%
85% - 89.99%	£1,261,965,165.01	2.88%	10,198	1.76%
90% - 94.99%	£363,089,968.70	0.83%	3,099	0.53%
95% - 96.99%	£52,062,109.40	0.12%	463	0.08%
97% - 99.99%	£20,767,249.54	0.05%	179	0.03%
>=100%	£1,189,817.18	0.00%	8	0.00%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is:	51.75%

Region	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
London & South East	£13,028,949,504.40	29.72%	115,675	19.95%
Midlands & East Anglia	£9,658,052,500.52	22.03%	126,860	21.88%
North	£5,952,264,857.61	13.58%	105,400	18.18%
North West	£5,216,533,181.83	11.90%	85,733	14.79%
South Wales & West	£6,307,131,484.30	14.39%	81,838	14.12%
Scotland	£3,632,256,940.79	8.28%	63,831	11.01%
Unknown	£46,711,445.09	0.11%	399	0.07%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
6 - <12	£5,325,802,768.27	12.15%	47,163	8.14%
12 - <18	£6,669,903,409.68	15.21%	60,288	10.40%
18 - <24	£4,621,797,807.25	10.54%	47,860	8.26%
24 - <30	£4,831,738,617.43	11.02%	56,043	9.67%
30 - <36	£4,319,185,843.40	9.85%	50,530	8.72%
36 - <42	£3,405,452,274.78	7.77%	42,855	7.39%
42 - <48	£3,169,174,632.19	7.23%	41,145	7.10%
48 - <54	£2,264,103,006.16	5.16%	34,164	5.89%
54 - <60	£1,967,897,655.89	4.49%	31,777	5.48%
60 - <66	£1,315,394,647.84	3.00%	25,035	4.32%
66 - <72	£1,108,164,027.53	2.53%	22,622	3.90%
>=72	£4,843,285,224.12	11.05%	120,254	20.74%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

The weighted average seasoning of the loans, in months, is:	37.70

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
< 5	£1,004,288,455.43	2.29%	38,173	6.58%
5 - <10	£3,937,128,905.68	8.98%	85,784	14.80%
10 - <15	£6,220,539,297.56	14.19%	100,533	17.34%
15 - <20	£10,888,147,873.57	24.84%	143,478	24.75%
20 - <25	£18,666,874,051.07	42.58%	180,038	31.06%
25 - <30	£2,690,527,724.37	6.14%	24,935	4.30%
30 - <35	£430,968,999.94	0.98%	6,755	1.17%
>=35	£3,424,606.92	0.01%	40	0.01%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

The weighted average remaining term of the loans, in years, is:	18.50

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£27,660,896,764.28	63.09%	374,507	64.60%
Remortgage	£16,181,003,150.26	36.91%	205,229	35.40%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£13,026,637,581.11	29.71%	136,611	23.56%
Semi-detached	£12,944,224,438.22	29.52%	191,812	33.09%
Terraced	£12,325,512,810.96	28.11%	184,609	31.84%
Other*	£5,545,525,084.25	12.65%	66,704	11.51%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£18,657,751,931.66	42.56%	286,950	49.50%
Intermediaries	£25,082,803,278.85	57.21%	290,499	50.11%
Other channels	£101,344,704.03	0.23%	2,287	0.39%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£27,009,093,697.56	61.61%	401,279	69.22%
Interest-only	£16,832,806,216.98	38.39%	178,457	30.78%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£32,583,518,153.90	74.32%	400,195	69.03%
Halifax payment plan	£9,432,496,042.71	21.51%	145,079	25.03%
Other	£1,825,885,717.93	4.16%	34,462	5.94%
Total	£43,841,899,914.54	100.00%	579,736	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£22,390,273.49	0.06%	226	0.04%
Fixed rate loans	£24,108,977,952.61	62.93%	285,426	56.60%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£14,104,476,669.93	36.81%	217,678	43.17%
Flexible loans	£77,066,566.91	0.20%	934	0.19%
Total Special rate and flexible	£38,312,911,462.94	100.00%	504,264	100.00%

Distribution of fixed rate loans

Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£180,229,224.02	0.75%	8,219	2.88%
4.00 - 4.99%	£13,474,201,892.00	55.89%	122,598	42.95%
5.00 - 5.99%	£9,853,278,144.48	40.87%	139,827	48.99%
6.00 - 6.99%	£600,285,077.39	2.49%	14,743	5.17%
7.00 - 7.99%	£983,614.72	0.00%	39	0.01%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£24,108,977,952.61	100.00%	285,426	100.00%

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
2007	£5,873,902,049.87	24.36%	60,704	21.27%
2008	£10,020,464,977.68	41.56%	100,676	35.27%
2009	£3,663,058,155.17	15.19%	46,125	16.16%
2010	£1,655,534,021.69	6.87%	26,563	9.31%
2011	£1,739,078,713.87	7.21%	26,461	9.27%
2012	£497,804,678.02	2.06%	7,806	2.73%
2013	£81,924,736.92	0.34%	1,189	0.42%
2014	£314,511,607.12	1.30%	4,181	1.46%
2015	£155,867,613.56	0.65%	3,618	1.27%
2016	£101,826,935.70	0.42%	1,588	0.56%
2017	£5,004,463.01	0.02%	6,515	2.28%
Total	£24,108,977,952.61	100.00%	285,426	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share %	Funding 2 Share %	Seller Share %
1-Mar-07	£45,792,812,937.08	£26,481,699,652.03	£9,847,677,616.84	£9,463,435,668.21	57.8305%	21.5053%	20.6643%
1-Feb-07	£47,054,203,664.47	£26,790,970,023.59	£5,411,394,300.11	£14,851,839,340.77	56.9376%	11.5006%	31.5619%
2-Jan-07	£48,482,722,537.35	£26,791,258,701.09	£5,411,452,608.88	£16,280,011,227.38	55.2613%	11.1620%	33.5768%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
March 2007	£203,353,742.22	£5,751,841.69	£209,105,583.91
February 2007	£193,239,584.73	£3,411,708.27	£196,651,293.00
January 2007	£211,344,480.77	£5,150,844.11	£216,495,324.88

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller
March 2007	£1,944,626.30	£1,000.00	£120,785,426.81	£44,916,162.13	£41,458,368.67
February 2007	£1,804,818.77	£1,043.17	£111,875,066.85	£22,597,173.65	£60,373,190.56
January 2007	£2,058,855.34	£—	£119,548,238.71	£24,147,051.42	£70,741,179.41

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
March 2007	£1,463,298,003.16	£494,331,571.10	£1,957,629,574.26
February 2007	£803,682,198.59	£459,702,518.11	£1,263,384,716.70
January 2007	£1,089,098,461.17	£345,246,666.17	£1,434,345,127.34

Distribution

Month	Funding 1	Funding 2	Seller
March 2007	£1,835,458,152.03	£—	£122,171,422.23
February 2007	£309,039,250.00	£—	£954,345,466.70
January 2007	£—	£—	£1,434,345,127.34

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
March 2007	£510,179.72	£295,039.38	£109,715.53	£105,424.81	£4,903,862.19
February 2007	£405,921.01	£231,121.56	£46,683.27	£128,116.18	£4,393,682.47
January 2007	£522,386.85	£288,677.50	£58,308.77	£175,400.58	£3,987,761.46

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
March 2007	£295,039.38	£759,847.97	£295,039.38
February 2007	£231,121.56	£—	£759,847.97
January 2007	£288,677.50	£—	£528,726.41

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
March 2007	£—	£—	£545,000,000.00	£545,000,000.00
February 2007	£—	£—	£545,000,000.00	£545,000,000.00
January 2007	£—	£—	£545,000,000.00	£545,000,000.00

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
March 2007	£—	£—	£—	£150,000,000.00
February 2007	£—	£—	£—	£150,000,000.00
January 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
March 2007	£109,715.53	£—	£214,707.57
February 2007	£46,683.27	£—	£104,992.04
January 2007	£58,308.77	£97,491.12	£58,308.77

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
March 2007	£—	£75,700,000.00	£167,700,000.00	£167,700,000.00
February 2007	£—	£—	£92,000,000.00	£92,000,000.00
January 2007	£—	£—	£92,000,000.00	£92,000,000.00

Trigger events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller's Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes outstanding

Issuing entity*	Notes	Original rating S&P/Moody's/Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Exchange rate	Reference rate	Margin
Permanent Financing No.1	Series 4 Class A1	AAA / Aaa / AAA	11/Jun/2007	10/Jun/2009	€750,000,000	€750,000,000	1.54959	—	5.10%
Permanent Financing No.1	Series 4 Class A2	AAA / Aaa / AAA	10/Sep/2007	10/Jun/2042	£1,000,000,000	£1,000,000,000	—	5.52750%	0.18%
Permanent Financing No.1	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	—	5.52750%	0.30%
Permanent Financing No.1	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	£52,000,000	£52,000,000	—	5.52750%	1.20%
Permanent Financing No.2	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2007	10/Dec/2009	$1,750,000,000	$1,750,000,000	1.58049	5.34000%	0.22%
Permanent Financing No.2	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	3.87800%	0.45%
Permanent Financing No.2	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	3.87800%	1.45%
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	5.52750%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.52750%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.52750%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	5.34000%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.34000%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.34000%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	3.87800%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	5.52750%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	3.87800%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	3.87800%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	3.87800%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	3.87800%	1.23%

Permanent Financing No.4	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007	10/Mar/2009	$2,400,000,000	$—	1.86600
Permanent Financing No.4	Series 2 Class B	AA / Aa3 / AA	12/Mar/2007	10/Jun/2042	$100,700,000	$—	1.86599
Permanent Financing No.4	Series 2 Class M	A / A2 / A	12/Mar/2007	10/Jun/2042	$59,900,000	$—	1.86599
Permanent Financing No.4	Series 2 Class C	BBB / Baa2 / BBB	12/Mar/2007	10/Jun/2042	$82,200,000	$—	1.86598
Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	5.34000%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	5.34000%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	5.34000%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	5.34000%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	3.87800%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	3.87800%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	3.87800%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	5.52750%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	5.52750%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	5.52750%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	5.52750%	0.90%
Permanent Financing No.5	Series 2 Class A	AAA / Aaa / AAA	11/Dec/2006, 12/Mar/2007, 11/Jun/2007 & 10/Sep/2007	10/Jun/2011	$975,000,000	$650,000,000	1.87200	5.34000%	0.11%
Permanent Financing No.5	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$56,400,000	$56,400,000	1.87195	5.34000%	0.18%
Permanent Financing No.5	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$46,200,000	$46,200,000	1.87196	5.34000%	0.65%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	5.34000%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	5.34000%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	5.34000%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	3.87800%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	3.87800%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	3.87800%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	5.52750%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	5.52750%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	5.52750%	0.85%
Permanent Financing No.6	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007, 11/Jun/2007, 10/Sep/2007 & 10/Dec/2007	12/Dec/2011	$1,000,000,000	$750,000,000	1.84600	5.34000%	0.09%
Permanent Financing No.6	Series 2 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	$35,800,000	$35,800,000	1.84593	5.34000%	0.14%
Permanent Financing No.6	Series 2 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	$34,700,000	$34,700,000	1.84594	5.34000%	0.45%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£1,000,000,000	£1,000,000,000	—	5.52750%	0.125%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	5.52750%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	5.52750%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	3.87800%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	3.87800%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	3.87800%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.52750%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.52750%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	5.52750%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	5.52750%	0.80%
Permanent Financing No.7	Series 2 Class A	AAA / Aaa / AAA	10/Sep/2007	10/Sep/2014	$1,400,000,000	$1,400,000,000	1.91200	5.34000%	0.04%
Permanent Financing No.7	Series 2 Class B	AA / Aa3 / AA	10/Sep/2007	10/Jun/2042	$60,700,000	$60,700,000	1.91199	5.34000%	0.11%
Permanent Financing No.7	Series 2 Class C	BBB / Baa2 / BBB	10/Sep/2007	10/Jun/2042	$59,200,000	$59,200,000	1.91196	5.34000%	0.33%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	3.87800%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	3.87800%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	3.87800%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	5.52750%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	5.52750%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	5.52750%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	5.52750%	0.10%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014	$1,400,000,000	$1,400,000,000	1.83799	5.34000%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042	$69,800,000	$69,800,000	1.83781	5.34000%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042	$82,900,000	$82,900,000	1.83773	5.34000%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032	$1,000,000,000	$1,000,000,000	1.83800	5.34000%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	$52,000,000	$52,000,000	1.83746	5.34000%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	$40,400,000	$40,400,000	1.83720	5.34000%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032	€1,000,000,000	€1,000,000,000	1.49031	3.87800%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€47,200,000	€47,200,000	1.48990	3.87800%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€65,700,000	€65,700,000	1.49013	3.87800%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£400,000,000	£400,000,000	—	5.52750%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032	£600,000,000	£600,000,000	—	5.52750%	0.15%

Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.52750%	0.15%
Permanent Financing No.9	Series 1 Class A	A-1+ / P-1 / F1+	12/Mar/2007	12/Mar/2007	$1,500,000,000	$—	1.74778
Permanent Financing No.9	Series 1 Class B	AA / Aa3 / AA	12/Mar/2007	10/Jun/2042	$63,400,000	$—	1.74752
Permanent Financing No.9	Series 1 Class C	BBB / Baa2 / BBB	12/Mar/2007	10/Jun/2042	$66,600,000	$—	1.74757
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015	$1,750,000,000	$1,750,000,000	1.74780	5.34000%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$67,800,000	$67,800,000	1.74742	5.34000%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$72,800,000	$72,800,000	1.74748	5.34000%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033	$1,000,000,000	$1,000,000,000	1.74779	5.34000%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	$38,000,000	$38,000,000	1.74713	5.34000%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	$41,900,000	$41,900,000	1.74729	5.34000%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033	€1,600,000,000	€1,600,000,000	1.44970	3.87800%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	€61,200,000	€61,200,000	1.44955	3.87800%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	€64,600,000	€64,600,000	1.44941	3.87800%	0.50%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042	£750,000,000	£750,000,000	—	5.52750%	0.11%
Permanent Master Issuer	2006-1 1A	A-1+ / P-1 / F-1+	15/Oct/2007	15/Oct/2007	$1,000,000,000	$1,000,000,000	1.86898	5.32000%	-0.02%
Permanent Master Issuer	2006-1 1B	AA / Aa3 / AA	15/Oct/2007	15/Jul/2042	$35,800,000	$35,800,000	1.86848	5.36000%	0.08%
Permanent Master Issuer	2006-1 1C	BBB / Baa2 / BBB	15/Oct/2007	15/Jul/2042	$35,800,000	$35,800,000	1.86848	5.36000%	0.20%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015	$1,750,000,000	$1,750,000,000	1.86900	5.36000%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	5.36000%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	5.36000%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$350,000,000	CA$350,000,000	2.10691	4.34429%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015	€500,000,000	€500,000,000	1.48544	3.74500%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033	€1,750,000,000	€1,750,000,000	1.48544	3.74500%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	3.74500%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	3.74500%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033	$1,500,000,000	$1,500,000,000	1.86900	5.36000%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£500,000,000	£500,000,000	—	5.55313%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£600,000,000	£600,000,000	—	5.55313%	0.12%
Permanent Master Issuer	2007-1 1A	A-1+ / P-1 / F-1+	15/Jan/2008	15/Jan/2008	$1,000,000,000	$1,000,000,000	1.95248	5.33207%	-0.02%
Permanent Master Issuer	2007-1 1B	AA / Aa3 / AA	15/Jan/2008	15/Jul/2042	$43,000,000	$43,000,000	1.95188	5.33207%	0.05%
Permanent Master Issuer	2007-1 1C	BBB / Baa2 / BBB	15/Jan/2008	15/Jul/2042	$43,000,000	$43,000,000	1.95188	5.33207%	0.17%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,500,000,000	$1,500,000,000	1.95249	5.33207%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,000,000,000	$1,000,000,000	1.95248	5.33207%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.45832%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.45832%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	€1,500,000,000	€1,500,000,000	1.48743	3.78000%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	$1,350,000,000	$1,350,000,000	1.95248	5.33207%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.45832%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.45832%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033	£650,000,000	£650,000,000	—	5.45832%	0.10%

* Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

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If you have any queries regarding this report, please contact:

Tracey Hill

LP/3/3/SEC

Trinity Road

Halifax

HX1 2RG

Tel:  +44 (0) 113 235 2176

Fax: +44 (0) 113 235 7511

e-mail: traceyhill@halilax.co.uk

Reports can be obtained from :

markunsworth@halifax.co.uk

or:

SEC EDGAR database @:   www.sec.gov/edgar

Bloomberg under ticker: Perma or Permm